Document and Entity Information	Oct. 15, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2024
Entity Registrant Name	CLIMB BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40708
Entity Tax Identification Number	83-2273741
Entity Address Address Line 1	20 William Street
Entity Address Address Line 2	Suite 145
Entity Address City Or Town	Wellesley Hills
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02481
City Area Code	866
Local Phone Number	857-2596
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001768446
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	PMB #117
Entity Address Address Line 2	2801 Centerville Road 1st Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19808-1609